N-4	May 01, 2023 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	MEMBERS Horizon Variable Separate Account
Entity Central Index Key	0001651981
Entity Investment Company Type	N-4
Document Period End Date	Mar. 29, 2023
Amendment Flag	false
Fees and Expenses [Text Block]

TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract Data Page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, transfer Contract value between investment options, or request special services. State premium taxes may also be deducted.

Transaction Expenses	Charge
Maximum Surrender Charge (as a percentage of Purchase Payment surrendered or withdrawn)(1)	9%
Market Value Adjustment (positive or negative adjustment that may be applied to a full surrender or partial withdrawal from a Risk Control Account)	—(2)
Transfer Fee(3)	$25
Research Fee	$50
Wire Transfer Fee	$90
Express Mail Charge	$35
Duplicate Contract Charge (per duplicate Contract)	$30

(1)	If you surrender your Contract or make a partial withdrawal during the Accumulation Period, we may assess a Surrender Charge on Purchase Payments withdrawn during the six years following Purchase Payment allocation. We do not assess a surrender charge on the Annual Free Withdrawal Amount, withdrawals under the Nursing Home or Hospital/Terminal Illness waiver, required minimum distributions under the Internal Revenue Code that are withdrawn under a systematic withdrawal program and Risk Control Account Value withdrawn on a Risk Control Account Maturity Date. No Surrender Charge is assessed on death or when values are applied on an Income Payout Option. For information about the Surrender Charge, see “Fees and Expenses – Surrender Charge.”

(2)	The Market Value Adjustment may be positive or negative, increasing or decreasing the amount you receive from a partial withdrawal or your Surrender Value. If negative, the Market Value Adjustment could result in the loss of principal and previously credited interest.

(3)	Currently no fee is charged for transfers between the Risk Control Accounts and/or Variable Subaccounts. However, we reserve the right to impose a transfer fee of $25 per transfer after the first twelve transfers in a Contract Year.

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

Annual Contract Expenses	Charge
Base Contract Expense (“Contract Fee”) (as a percentage of average daily Variable Subaccount Value or as a percentage of beginning of Risk Control Account Year Risk Control Account Value, adjusted for any withdrawals)(1)	1.50%

(1)	The Contract Fee is assessed against the Contract Value held in the Variable Subaccounts and Risk Control Accounts. We do not assess a Contract Fee against Contract Value held in the Holding Account. For information about the Contract Fee, see “Fees and Expenses – Contract Fee.”

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. The range below is for the year ended December 31, 2022. The expenses may change from year to year. A complete list of the Funds available under the Contract, including their annual expenses, may be found in “Appendix A” of this Prospectus.

Annual Fund Expenses (As of 12/31/22)	Minimum	Maximum
Annual Fund Expenses (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.13%	1.50%
Annual Fund Expenses After Expense Reimbursements or Fee Waivers(1)	0.13%	1.39%

(1)	The annual fund expenses after expense reimbursements or fee waivers shows the minimum and maximum fees and expenses as of December 31, 2022, charged by the Funds after contractual reductions or expense reimbursements are considered. These contractual reductions or expense reimbursements are intended to reduce the overall expense of the Investment Options and will continue for at least one year from the date of this prospectus.

Examples

The Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Transaction Expenses, the Annual Contract Expenses, and the Annual Fund Expenses. These Examples do not reflect charges for any special services you may request.

The Examples assume that you invest $100,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year with a Contract Fee of 1.50%. The Examples assume that all Contract Value is allocated to the MEMBERS Horizon Variable Separate Account. The Examples also assume (i) the maximum Annual Fund Expenses; and (ii) there is no waiver of any Surrender Charge. These Examples do not include transfer fees or premium taxes. Transfer fees and premium taxes are not currently charged to Contract holders.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$11,130	$15,573	$20,268	$33,178
If you do not surrender your Contract	$3,030	$9,273	$15,768	$33,178

FEES AND EXPENSES

Surrender Charge. We deduct a Surrender Charge from each Purchase Payment withdrawn during the six years following the allocation of such Purchase Payment that exceeds the Annual Free Withdrawal Amount. The deduction of the Surrender Charge will reduce the amount you receive from a partial withdrawal or surrender of the Contract during the Accumulation Period. Each Purchase Payment has an individual Surrender Charge schedule which begins when the Purchase Payment is credited to your Contract and continues for a period of six years, as shown in the table below. The amount of the Surrender Charge is determined separately for each Purchase Payment withdrawn and is expressed as a percentage of the Purchase Payment as follows:

Number of Years Since Purchase Payment Credited	Surrender Charge as a Percent of Purchase Payments Withdrawn
Less than 1	9%
At least 1 but less than 2	9%
At least 2 but less than 3	8%
At least 3 but less than 4	7%
At least 4 but less than 5	6%
At least 5 but less than 6	5%
6 or more	0%

For purposes of calculating the Surrender Charge, Purchase Payments are assumed to be withdrawn on a first-in-first-out basis. This means that Purchase Payments that were allocated to your Contract first are considered to be withdrawn first and Purchase Payments are considered to be withdrawn before Earnings. Therefore, withdrawals will be processed to occur in the following order: (1) Purchase Payments that are no longer subject to a Surrender Charge as of the date of the withdrawal; (2) your Annual Free Withdrawal Amount; (3) Purchase Payments that are subject to a Surrender Charge on a first-in-first-out basis; and (4) Earnings, if any, after all Purchase Payments have been withdrawn. We will deduct the Surrender Charge from your withdrawal proceeds. We will deduct the Surrender Charge before we apply any Market Value Adjustment to withdrawal proceeds from the Risk Control Accounts. For an example of how we calculate the Surrender Charge, see Appendix B of this Prospectus.

We will not assess the Surrender Charge on:

●	Withdrawals under the Nursing Home or Hospital/Terminal Illness waiver;

●	Required minimum distributions under the Internal Revenue Code that are withdrawn under the systematic withdrawal program provided by the Company;

●	Withdrawal of Risk Control Account Value on a Risk Control Account Maturity Date;

●	Purchase Payments that are no longer subject to a Surrender Charge as of the date of the partial withdrawal or full surrender;

●	Your Annual Free Withdrawal Amount;

●	Earnings, if any, after all Purchase Payments have been withdrawn;

●	Death;

●	At the time Contract Value is applied to an Income Payout Option; and

●	Transfers.

We will not deduct a Surrender Charge in the case of a partial withdrawal or surrender where the Owner or Annuitant qualifies for the Nursing Home or Hospital or Terminal Illness waiver, as described below. Before granting the waiver, we may request a second opinion or examination of the Owner or Annuitant by one of our examiners. We will bear the cost of such second opinion or examination. Each waiver may be exercised only one time.

●	Nursing Home or Hospital Waiver. We will not deduct a Surrender Charge in the case of a partial withdrawal or surrender where any Owner or Annuitant is confined to a licensed Nursing Home or Hospital, and has been confined to such Nursing Home or Hospital for at least 180 consecutive days after the latter of the Contract Issue Date or the date of change of the Owner or Annuitant. We require verification of confinement to the Nursing Home or Hospital, and such verification must be signed by the administrator of the facility (not available in Massachusetts).

●	Terminal Illness Waiver. We will not deduct a Surrender Charge in the case of a partial withdrawal or surrender where any Owner or Annuitant has a life expectancy of 12 months or less due to illness or accident. As proof, we require a determination of the Terminal Illness. Such determination must be signed by the licensed physician making the determination after the latter of Contract Issue Date or the date of change of the Owner or Annuitant. The physician may not be a member of your or the Annuitant’s immediate family (not available in New Jersey).

The laws of your state may limit the availability of the Surrender Charge waivers and may also change certain terms and/or benefits under the waivers. You should consult Appendix C to this Prospectus and your Contract for further details on these variations. Also, even if you do not pay a Surrender Charge because of the waivers, a Market Value Adjustment may apply and you may be required to pay taxes or tax penalties on the amount withdrawn. You should consult a tax adviser to determine the effect of a partial withdrawal on your taxes.

Surrender Charges offset promotion, distribution expenses, and investment risks born by the Company. To the extent Surrender Charges are insufficient to cover these risks and expenses, the Company will pay for the costs that it incurs out of the Contract Fees it collects and from its General Account.

Annual Free Withdrawal Amount. Each Contract Year, you may withdraw up to 10% of the total Purchase Payments allocated within the six years preceding the time of the withdrawal for that Contract Year without incurring a Surrender Charge, although a Market Value Adjustment may apply. As long as the partial withdrawals you take during a Contract Year do not exceed the Annual Free Withdrawal Amount, we will not assess a Surrender Charge.

If you make a partial withdrawal of less than the Annual Free Withdrawal Amount, the remaining Annual Free Withdrawal Amount will be applied to any subsequent partial withdrawal which occurs during the same Contract Year. Any remaining Annual Free Withdrawal Amount will not carry over to a subsequent Contract Year. Partial annuitization will count toward the Annual Free Withdrawal Amount.

The Annual Free Withdrawal Amount is subtracted from full surrenders for purposes of calculating the Surrender Charge.

Market Value Adjustment (MVA). Withdrawals from Risk Control Accounts prior to the Risk Control Account Maturity Date will be subject to a Market Value Adjustment which may be positive or negative and could result in the loss of principal and previously credited interest. See “Market Value Adjustment” for more details.

Contract Fee. We deduct a Contract Fee from your Contract Value in the Variable Subaccounts and Risk Control Accounts on a daily basis to compensate us for the expenses, expense risks, and mortality risk we assume under the Contract. The Contract Fee assessed against Contract Value held in the Variable Subaccounts is equal on an annual basis to the annual Contract Fee percentage multiplied by the average daily value of the Contract Value held in the Variable Subaccounts. The deduction of the Contract Fee reduces the Accumulation Unit Value for each Variable Subaccount in which you are invested.

The Contract Fee assessed against Contract Value held in the Risk Control Accounts is equal on an annual basis to the annual Contract Fee percentage multiplied by the Accumulation Credit Factor for each Risk Control Account at the start of the Risk Control Account Year. The deduction of the Contract Fee reduces the Accumulation Credit Factor for each Risk Control Account in which you are invested, thereby reducing the Index interest credited, if any, to values held in the Risk Control Accounts.

The annual Contract Fee percentage is 1.50%. We do not assess the Contract Fee against Contract Value held in the Holding Account.

Transfer Fee. Currently no fee is charged for transfers among the Risk Control Accounts and Variable Subaccounts. However, we reserve the right to impose a transfer fee of $25 per transfer after the first 12 transfers in a Contract Year. Each Written Request or telephone/fax authorization is considered to be one transfer, regardless of the number of Subaccounts affected by the transfer. The fee is deducted on a Pro Rata basis first from any Variable Subaccount, then, if there are insufficient funds, from the Risk Control Accounts on a Pro Rata basis after the other funds are exhausted.

Research Fee. We may charge you a fee of up to $50 when you request information that is duplicative of information previously provided to you and requires research on our part. The fee is deducted on a Pro Rata basis according to the current values in the accounts, first from any Variable Subaccounts other than the money market Holding Account, then, if there are insufficient funds, from the Holding Account and then from the Risk Control Accounts on a Pro Rata basis after all the other funds are exhausted.

Wire Transfer Fee. We may charge you a fee of up to $90 when you request a wire transfer of funds from your Contract. The fee reimburses us for the costs we incur in sending funds by wire transfer. The wire transfer fee is deducted on a Pro Rata basis according to current values in the accounts, first from any Variable Subaccounts other than the money market Holding Account, then, if there are insufficient funds, from the Holding Account and then from the Risk Control Accounts on a Pro Rata basis after all the other funds are exhausted.

Express Mail Charge. We reserve the right to charge you a fee of up to $35 when you request that a check or other documents be sent via express mail. The express mail charge reimburses us for the costs we incur when sending materials by express mail. The fee is deducted on a Pro Rata basis according to current values in the accounts, first from any Variable Subaccounts other than the money market Holding Account, then, if there are insufficient funds, from the Holding Account and then from the Risk Control Accounts on a Pro Rata basis after all the other funds are exhausted.

Duplicate Contract Charge. You can obtain a summary of your Contract at no charge. However, we will assess a $30 charge for each copy of your Contract that you request. A request for a duplicate copy of the Contract must be made by a Written Request in Good Order. The fee is deducted on a Pro Rata basis according to current values in the accounts, first from any Variable Subaccounts other than the money market Holding Account, then, if there are insufficient funds, from the Holding Account and then from the Risk Control Accounts on a Pro Rata basis after all the other funds are exhausted.

Underlying Fund Fees and Expenses. There are fees and expenses charged by the mutual funds underlying the Variable Subaccounts. The fees and expenses incurred are described in the Funds’ prospectuses.

Premium Taxes. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. However, premium taxes are not currently charged to Contract holders. State premium taxes currently range from 0% to 3.5% of Purchase Payments.

Other Information. We assume investment risks and costs in providing the guarantees under the Contract. These investment risks include the risks we assume in providing the Index Rate Floors for the Risk Control Accounts, the surrender rights available under the Contract, the Death Benefit and the income benefits. We must provide the rates and benefits set forth in your Contract regardless of how our General Account investments that support the guarantees we provide perform. To help manage our investment risks, we engage in certain risk management techniques. There are costs associated with those risk management techniques. You do not directly pay the costs associated with our risk management techniques. However, we take those costs into account when we set rates and guarantees under your Contract.

Surrender Charge (of Purchase Payments) Maximum [Percent]	9.00%	[1]
Surrender Charge (of Amount Surrendered) Maximum [Percent]		[2]
Surrender Charge Footnotes [Text Block]	If you surrender your Contract or make a partial withdrawal during the Accumulation Period, we may assess a Surrender Charge on Purchase Payments withdrawn during the six years following Purchase Payment allocation. We do not assess a surrender charge on the Annual Free Withdrawal Amount, withdrawals under the Nursing Home or Hospital/Terminal Illness waiver, required minimum distributions under the Internal Revenue Code that are withdrawn under a systematic withdrawal program and Risk Control Account Value withdrawn on a Risk Control Account Maturity Date. No Surrender Charge is assessed on death or when values are applied on an Income Payout Option. For information about the Surrender Charge, see “Fees and Expenses – Surrender Charge.”
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	9.00%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	9.00%
Base Contract (of Purchase Payments) (N-4) Minimum [Percent]	8.00%
Base Contract (of Purchase Payments) (N-4) Maximum [Percent]	7.00%
Base Contract (of Other Amount) (N-4) Minimum [Percent]	6.00%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	5.00%
Investment Options (of Other Amount) Minimum [Percent]	0.00%
Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Your Contract has various risks associated with it. We list these risk factors below, as well as other important information you should know before purchasing a Contract.

Variable Subaccount Risk. Your investment results in any one of the Variable Subaccounts will depend on the investment performance of the underlying Funds. The Variable Subaccounts are not part of the Risk Control Accounts and are not protected from losses. You could lose all of your principal and prior earnings when investing in the Variable Subaccounts, and such losses could be significant.

Index Rate of Return Risk. If you are invested in a Risk Control Account and the relevant Index declines, it may or may not reduce your Risk Control Account Value. This depends on the Risk Control Account to which you allocated your Risk Control Account Value. Nevertheless, you always assume the investment risk that no index interest will be credited and therefore the Index rate of return will not increase your Risk Control Account Value. You also bear the risk that sustained declines in the relevant Index may cause the Index rate of return to not increase your Risk Control Account Value for a prolonged period. If your Risk Control Account Value is allocated to the Growth Account, you also assume the risk of a negative Index rate of return (crediting negative index interest), which means your Risk Control Account Value allocated to the Growth Account will decline. In addition, you assume the risk that the Index Rate Cap can be reduced to as little as 1%. Please note that in an increasing interest rate environment, the Market Value Adjustment could reduce the amount received to less than the protection provided by the Index Rate Floor. Performance of the relevant Index does not reflect dividends paid on the stocks comprising the Index, and therefore calculation of Index performance under the Contract does not reflect the full Investment performance of the underlying securities. Ownership of a Contract does not provide ownership rights of the securities that are constituents of the Index.

If the performance of the reference Index is greater than the applicable Index Rate cap, the Index interest that you receive will be lower than the return you would have received on an investment in a mutual fund or exchange traded fund designed to track the performance of the selected reference Index. Because the Index interest is calculated at a certain point-in-time, an Owner may experience negative or flat performance even though a reference Index experienced gains through some or most of the Risk Control Account Year.

Liquidity Risk. We designed your Contract to be a long-term investment that you may use to help save for retirement. Your Contract is not designed to be a short-term investment. While you are permitted to take partial withdrawals from the Contract or fully surrender the Contract during the Accumulation Period by

Authorized Request, such withdrawals may be subject to a Surrender Charge and/or Market Value Adjustment (if applicable). The Market Value Adjustment may be positive or negative. If negative, it could result in the loss of principal and previously credited interest. Withdrawals will also reduce the Return of Purchase Payment Death Benefit, perhaps by significantly more than the amount of the withdrawal.

Withdrawals may also be subject to income tax and, if taken before age 59½, an additional 10% federal additional tax. You should consult your tax adviser before taking a withdrawal. See “Federal Income Tax Matters,” “Fees and Expenses – Surrender Charges”, “Market Value Adjustment”, and “Benefits Available Under the Contract – Return of Purchase Payment Death Benefit” for more information. We may defer payments made under your Contract with respect to a Risk Control Account and/or the fixed Holding Account for up to six months if the insurance regulatory authority of the state in which we issued the Contract approves such deferral. In addition, we may postpone payments made under this Contract with respect to a Variable Subaccount and/or the money market Holding Account as permitted by the SEC.

Loss of Principal Risk. Investment in the Variable Subaccount and in the Risk Control-Growth Account could result in a loss of principal and previously credited interest. Although investment losses in the Growth Account are subject to an Index Rate Floor of -10%, losses of as much as -10% in one year and possibly greater than -10% over multiple years could result in a loss of previously credited interest and a loss of principal. Withdrawals and surrenders could also result in a loss of previously credited interest or principal even if performance has been positive because of Surrender Charges and/or the MVA.

Market Risk. The historical performance of an Index relating to a Risk Control Account or a Fund underlying a Variable Subaccount should not be taken as an indication of the future performance of the Index or the Fund. The performance of an Index or a Fund will be influenced by complex and interrelated economic, financial, regulatory, geographic, judicial, political and other factors that can affect the capital markets generally, and by various circumstances that can influence the performance of securities in a particular market segment.

The Russian/Ukraine conflict and the resulting responses by the United States and other governments could create economic disruption that results in increased market volatility and present economic uncertainty. The duration of these events and their future impact on the financial markets and global economy, are difficult to determine. Any such impact could adversely affect the performance of the securities that comprise the reference Indices and may lead to losses on your investment in the Allocation Options.

Change of Index Risk. An Index which is associated with a Risk Control Account may be discontinued or may be materially changed. If an Index is eliminated or materially changed the Company may substitute a suitable Index that will be used for the remainder of the Risk Control Account Period. If we substitute an Index, the performance of the new Index may differ from the original Index. This, in turn, may affect the interest credited to the Risk Control Account and the interest you earn under the Contract. If a change in an Index is made during a Risk Control Account Year, index interest will be calculated from the Risk Control Account Start Date until the date that the Index ceased to be available and that index interest will be added to or subtracted from the index interest calculated for the substitute Index from the date of substitution until the next Risk Control Account Anniversary.

Risk Control Account Transfer Restriction. At any time the Index Rate Cap for your Risk Control Account is less than the bailout rate specified on your Contract Data Page, we may, at our discretion, restrict transfers into that Risk Control Account. See “Risk Control Account Option – Bailout Provision” for more details.

Creditor and Solvency Risk. Our General Account assets support the guarantees under the Contract and are subject to the claims of our creditors. As such, the guarantees under the Contract are subject to our financial strength and claims-paying ability, and therefore, to the risk that we may default on those guarantees. You need to consider our financial strength and claims-paying ability in meeting the guarantees under the Contract. You may obtain information on our financial condition by reviewing our financial statements included in this Prospectus. Additionally, information concerning our business and operations is set forth in the section of this Prospectus entitled “Management’s Discussion and Analysis of Financial Condition and Results of Operations.”

We are exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as the coronavirus COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third-party administrators to perform their job responsibilities. Even if our workforce and employees of our service providers and third-party administrators were able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing Contracts and processing of other Contract-related transactions, including orders from Owners. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our ability to receive, pickup and process mail, our processing of Contract-related transactions, impact our ability to calculate Contract Value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we or our service providers will avoid losses affecting your Contract due to a natural disaster or catastrophe.

Business Disruption and Cyber-Security Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable and index-linked product business activities. Because our variable and index-linked product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Owner information. Such systems failures and cyber-attacks affecting us, CBSI, the Funds and intermediaries may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders with the Funds, impact our ability to calculate Contract Value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or CBSI, the Funds and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber-security risks may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your Contract to lose value. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). There can be no assurance that we, CBSI, the Funds or intermediaries will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

Regulatory Protections. You should be aware of various regulatory protections that do and do not apply to the Contract. Your Contract is registered with the SEC as a security under the Securities Act of 1933. The issuance and sale of your Contract must be conducted in accordance with the requirements of the Securities Act of 1933. In addition, the offer and sale of the Contract is subject to the provisions of the Securities Exchange Act of 1934.

The Company is not an investment company and therefore we are not registered as an investment company under the Investment Company Act of 1940, as amended, and the protections provided by that Act are not applicable to the guarantees we provide. The MEMBERS Horizon Variable Separate Account, a Separate Account of the Company, is registered as an investment company. Any allocations you make to the Risk Control Accounts are not part of the MEMBERS Horizon Variable Separate Account. The Company is not an investment adviser and is not subject to the Investment Advisers Act of 1940, and does not provide investment advice to you in connection with the Contract.

The Contract is filed with and approved by each state in which the Contract is offered. State insurance laws provide a variety of regulatory protections.

THE GENERAL ACCOUNT

The Company is responsible for all guarantees provided under the Contract, including our obligations under the fixed Holding Account and the Risk Control Account options, the Return of Purchase Payments Death Benefit, and the Income Payout Options. Our General Account assets support these guarantees. The assets of our General Account are subject to our general liabilities from business operations and the claims of our creditors. Accordingly, any obligations, guarantees or

Exchange Fee, Maximum [Dollars]	$ 25	[3]
Exchange Fee, Minimum [Dollars]	50
Other Transaction Fee, Maximum [Dollars]	90
Other Transaction Fee, Current [Dollars]	30
Other Transaction Fee, Minimum [Dollars]	$ 35
Base Contract Expense (of Average Account Value), Current [Percent]	1.50%	[4]
Base Contract Expense, Footnotes [Text Block]	The Contract Fee is assessed against the Contract Value held in the Variable Subaccounts and Risk Control Accounts. We do not assess a Contract Fee against Contract Value held in the Holding Account. For information about the Contract Fee, see “Fees and Expenses – Contract Fee.”
Other Annual Expense (of Average Account Value), Maximum [Percent]	1.50%
Other Annual Expense (of Average Account Value), Minimum [Percent]	0.13%
Other Annual Expense (of Other Amount), Maximum [Percent]	1.39%	[5]
Other Annual Expense (of Other Amount), Minimum [Percent]	0.13%	[5]
Surrender Expense, 1 Year, Maximum [Dollars]	$ 11,130
Surrender Expense, 3 Years, Maximum [Dollars]	15,573
Surrender Expense, 5 Years, Maximum [Dollars]	20,268
Surrender Expense, 10 Years, Maximum [Dollars]	33,178
No Surrender Expense, 1 Year, Maximum [Dollars]	3,030
No Surrender Expense, 3 Years, Maximum [Dollars]	9,273
No Surrender Expense, 5 Years, Maximum [Dollars]	15,768
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 33,178
Benefits Available [Table Text Block]

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the benefits available under the Contract.

Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Restrictions and Limitations
Return of Purchase Payment Death Benefit	Provides a death benefit equal to the greater of (i) the Contract Value or (ii) the total Purchase Payments adjusted for withdrawals if the Owner dies during the Accumulation Period.	Standard	No Charge	Withdrawals may reduce the death benefit by more than the amount of the withdrawal.
Express Portfolios	Provides model asset allocation portfolios to assist you in selecting investment options under the Contract. The Express Portfolio utilize the Risk Control Accounts and Variable Subaccounts to accommodate various risk tolerances.	Optional	No Charge	Only available at the time of purchase.
Automatic Rebalance Program	Returns your Contract Values to the Allocation Levels on file with us through a rebalancing schedule.	Standard	No Charge	There is a set schedule of when rebalancing occurs at various levels of the Contract.
Systematic Withdrawals	Provide payments on a schedule as set up by you.	Optional	No Charge	Withdrawals may be subject to a Market Value Adjustment or Surrender Charge.

Calculation Method of Benefit [Text Block]

Examples of Death Benefit:

Example 1. This example assumes the Contract Value is greater than the total Purchase Payments at the time of the withdrawal.

Assume the following information:

Initial Purchase Payment = $85,000

Additional Purchase Payments = $15,000

Withdrawal (including Surrender Charges and Market Value Adjustments) = $20,000; no other withdrawals have been taken

Contract Value at the time of withdrawal = $115,000

Step 1: Calculate total Purchase Payments:

●	Total Purchase Payments = Initial Purchase Payment + Additional Purchase Payments

●	Total Purchase Payments = $85,000 + $15,000 = $100,000

Step 2: Calculate the Death Benefit that would be payable immediately prior to the withdrawal:

●	Death Benefit payable immediately prior to the withdrawal = The greater of total Purchase Payments and Contract Value
●	Death Benefit payable immediately prior to the withdrawal = The greater of $100,000 and $115,000 = $115,000

Step 3: Calculate ratio of the withdrawal to the Contract Value immediately prior to the withdrawal:

●	Ratio = Withdrawal / (Contract Value immediate prior to the withdrawal)
●	Ratio = $20,000 / $115,000 = 0.173913

Step 4: Calculate reduction to total Purchase Payments:

●	Reduction to total Purchase Payments = Ratio x (total Purchase Payments prior to withdrawal)
●	Reduction to total Purchase Payments = 0.173913 x $100,000 = $17,391.30

Step 5: Calculate total Purchase Payments adjusted for withdrawals:

●	Total Purchase Payments adjusted for withdrawals = Total Purchase Payments prior to withdrawal – Reduction to total Purchase Payments
●	Total Purchase Payments adjusted for withdrawals = $100,000 – $17,391.30 = $82,608.70

Step 6: Calculate the Contract Value after the withdrawal:

●	Contract Value immediately after the withdrawal = Contract Value at the time of the withdrawal – withdrawal
●	Contract Value immediately after the withdrawal = $115,000 – $20,000 = $95,000

Step 7: Calculate the Death Benefit that would be payable immediately after the withdrawal

●	Death Benefit payable immediately after the withdrawal = The greater of total Purchase Payments adjusted for withdrawals and Contract Value immediately after the withdrawal
●	Death Benefit payable immediately after the withdrawal = The greater of $82,608.70 and $95,000 = $95,000
●	The withdrawal of $20,000 reduced the Death Benefit payable by $20,000 (i.e. $115,000 - $95,000)

Example 2. This example assumes the Contract Value is less than the total Purchase Payments at the time of the withdrawal.

Assume the following information:

Initial Purchase Payment = $85,000

Additional Purchase Payments = $15,000

Withdrawal (including Surrender Charges and Market Value Adjustments) = $20,000; no other withdrawals have been taken

Contract Value at the time of withdrawal = $85,000

Step 1: Calculate total Purchase Payments:

●	Total Purchase Payments = Initial Purchase Payment + Additional Purchase Payments
●	Total Purchase Payments = $85,000 + $15,000 = $100,000

Step 2: Calculate the Death Benefit that would be payable immediately prior to the withdrawal:

●	Death Benefit payable immediately prior to the withdrawal = The greater of total Purchase Payments and Contract Value
●	Death Benefit payable immediately prior to the withdrawal = The greater of $100,000 and $85,000 = $100,000

Step 3: Calculate ratio of the withdrawal to the Contract Value immediately prior to the withdrawal:

●	Ratio = Withdrawal / (Contract Value immediate prior to the withdrawal)
●	Ratio = $20,000 / $85,000 = 0.2352941

Step 4: Calculate reduction to total Purchase Payments:

●	Reduction to total Purchase Payments = Ratio x (total Purchase Payments prior to withdrawal)
●	Reduction to total Purchase Payments = 0.2352941 x $100,000 = $23,529.41

Step 5: Calculate total Purchase Payments adjusted for withdrawals:

●	Total Purchase Payments adjusted for withdrawals = Total Purchase Payments prior to withdrawal – Reduction to total Purchase Payments
●	Total Purchase Payments adjusted for withdrawals = $100,000 – $23,529.41 = $76,470.59

Step 6: Calculate the Contract Value after the withdrawal:

●	Contract Value immediately after the withdrawal = Contract Value at the time of the withdrawal – withdrawal
●	Contract Value immediately after the withdrawal = $85,000 – $20,000 = $65,000

Step 7: Calculate the Death Benefit that would be payable immediately after the withdrawal

●	Death Benefit payable immediately after the withdrawal = The greater of total Purchase Payments adjusted for withdrawals and Contract Value immediately after the withdrawal
●	Death Benefit payable immediately after the withdrawal = The greater of $76,470.59 and $65,000 = $76,470.59
●	The withdrawal of $20,000 reduced the Death Benefit payable by $23,529.41 (i.e. $100,000 - $76,470.59)

Portfolio Companies [Table Text Block]

The following is a list of the Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://www.trustage.com/business-solutions/annuities/horizon-ii-annuity. You can also request this information at no cost by calling 1-800-798-5500 or by sending an email request to AnnuityAndPRTManagersMail@trustage.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Total return through growth of capital and current income	Invesco V.I. Global Real Estate Fund (Series I) (4) Invesco Advisers, Inc. (Adviser) Invesco Asset Management Ltd. (Subadviser)	1.02%	-24.94%	-0.91%	2.48%
Long-term growth of capital	Invesco V.I. Small Cap Equity Fund (Series I) Invesco Advisers, Inc. (Adviser)	0.95%	-20.51%	5.54%	8.33%
Capital appreciation	Invesco Oppenheimer V.I. International Growth Fund (Series I) Invesco Advisers, Inc. (Adviser)	1.18%	-27.13%	0.23%	4.21%
High total return (including income and capital gains) consistent with preservation of capital over the long-term	American Funds IS Asset Allocation Fund (Class 1) Capital Research and Management Company (Adviser)	0.33%	-13.19%	5.59%	8.37%
Provide as high a level of current income as is consistent with the preservation of capital	American Funds IS The Bond Fund of America (Class 1) Capital Research and Management Company (Adviser)	0.21%	-12.26%	1.02%	1.62%
Growth of capital	American Funds IS Growth Fund (Class 1) Capital Research and Management Company (Adviser)	0.34%	-29.75%	11.42%	13.93%
High level of current income; capital appreciation is the secondary objective	American Funds IS American High-Income Trust (Class 1) Capital Research and Management Company (Adviser)	0.30%	-9.01%	3.40%	4.12%
Long-term growth of capital	American Funds IS International Fund (Class 1) Capital Research and Management Company (Adviser)	0.53%	-20.57%	-0.78%	4.18%

Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
High total investment return	BlackRock Global Allocation V.I. Fund (Class I) BlackRock Advisors, LLC (Adviser)	0.81%	-15.86%	3.50%	5.06%
High total return through current income and, secondarily, through capital appreciation	Columbia VP Emerging Markets Bond Fund (Class 1) Columbia Management Investment Advisers, LLC (Adviser)	0.76%	-16.03%	-1.63%	0.67%
Long-term capital appreciation	DFA VA International Small Portfolio Dimensional Fund Advisors LP (Adviser)	0.40%	-17.64%	0.52%	6.02%
Long-term capital appreciation	DFA VA International Value Portfolio Dimensional Fund Advisors LP (Adviser)	0.28%	-3.46%	1.48%	4.49%
Long-term capital appreciation	DFA VA U.S. Large Value Portfolio Dimensional Fund Advisors LP (Adviser)	0.21%	-4.88%	5.67%	10.71%
Long-term capital appreciation	DFA VA U.S. Targeted Value Portfolio Dimensional Fund Advisors LP (Adviser)	0.29%	-4.21%	7.48%	11.05%
Long-term capital growth	Templeton Foreign VIP Fund (Class 1) Templeton Investment Counsel, LLC (Adviser)	0.85%	-7.39%	-1.73%	1.72%
High current income, consistent with preservation of capital; capital appreciation is a secondary objective	Templeton Global Bond VIP Fund (Class 1) (4) Franklin Advisors, Inc. (Adviser)	0.54%	-4.85%	-2.08%	-0.54%
Seeks a total return consisting of capital appreciation and income	Goldman Sachs VIT Core Fixed Income Trust (Institutional) Goldman Sachs Asset Management, L.P. (Adviser)	0.84%	-14.02%	0.06%	N/A
Maximize current income to extent consistent with preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments	Goldman Sachs VIT Government Money Market (Institutional) Goldman Sachs Asset Management, L.P. (Adviser)	0.21%	1.58%	1.17%	N/A
Long-term capital appreciation	Lazard Retirement Emerging Markets Equity Portfolio (Investor) Lazard Asset Management LLC (Adviser)	1.13%	-14.96%	-2.95%	0.13%

Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Total return with emphasis on current income, but also considering capital appreciation	MFS Total Return Bond Series (Initial Class) Massachusetts Financial Services Company (Adviser)	0.54%	-13.93%	0.19%	1.39%
Total return	MFS Utilities Series (Initial Class) Massachusetts Financial Services Company (Adviser)	0.79%	0.76%	9.00%	8.63%
Capital appreciation	MFS Value Series (Initial Class) Massachusetts Financial Services Company (Adviser)	0.72%	-5.91%	7.35%	11.05%
Capital appreciation	MFS Blended Research Small Cap Equity Portfolio (Initial Class) Massachusetts Financial Services Company (Adviser)	0.55%	-18.37%	5.41%	10.49%
Capital appreciation and current income	Morgan Stanley Variable Insurance Fund, Inc. Global Infrastructure Portfolio (Class I) Morgan Stanley Investment Management Inc. (Adviser)	1.41%	-8.02%	4.20%	6.52%
Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies	Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio (Class I) Morgan Stanley Investment Management Inc. (Adviser)	0.78%	-60.07%	4.25%	11.85%
Capital appreciation	TOPS Aggressive Growth ETF Portfolio (Class 1)(1) ValMark Advisers, Inc. (Adviser)	0.29%	-15.74%	5.12%	8.22%
Income and capital appreciation	TOPS Balanced ETF Portfolio (Class 1)(1) ValMark Advisers, Inc. (Adviser)	0.30%	-10.99%	3.18%	4.60%
Preserve capital and provide moderate income and moderate capital appreciation	TOPS Conservative ETF Portfolio (Class 1)(1) ValMark Advisers, Inc. (Adviser)	0.3%	-8.60%	2.71%	3.19%
Capital appreciation	TOPS Growth ETF Portfolio (Class 1)(1) ValMark Advisers, Inc. (Adviser)	0.30%	-14.55%	4.57%	7.06%
Capital appreciation	TOPS Moderate Growth ETF Portfolio (Class 1)(1) ValMark Advisers, Inc. (Adviser)	0.30%	-12.66%	4.03%	5.81%

Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Maximum real return, consistent with prudent investment management	PIMCO Commodity Real Return Strategy Portfolio (Institutional Class) Pacific Investment Management Company LLC (Adviser)	1.35%	8.79%	7.18%	-1.42%
Maximum real return, consistent with preservation of real capital and prudent investment management	PIMCO VIT All Asset Portfolio (Institutional Class) Pacific Investment Management Company LLC (Adviser)	1.495%	-11.66%	3.37%	3.41%
Maximum real return, consistent with preservation of real capital and prudent investment management	PIMCO VIT Real Return Portfolio (Institutional Class) Pacific Investment Management Company LLC (Adviser)	0.62%	-11.77%	2.11%	1.05%
Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income	Putnam VT High Yield Fund (IA) Putnam Investment Management, LLC (Adviser)	0.46%	-11.37%	1.67%	3.48%
Long-term capital growth; income is a secondary objective	T. Rowe Price Blue Chip Growth Portfolio (Class I) T. Rowe Price Associates (Adviser)	0.85%	-38.51%	5.38%	11.94%
Long-term capital appreciation, using a fundamental approach to invest in growth-oriented companies at attractive valuation level	Vanguard VIF Capital Growth Portfolio The Vanguard Group, Inc. (Adviser)	0.34%	-15.48%	8.57%	13.75%
Long-term capital appreciation and income growth, with reasonable current income	Vanguard VIF Diversified Value Portfolio The Vanguard Group, Inc. (Adviser)	0.29%	-11.49%	8.08%	10.08%
Seeks to track the investment performance of the Standard & Poor’s 500 Index, an unmanaged benchmark representing U.S. large-capitalization stocks	Vanguard VIF Equity Index Portfolio The Vanguard Group, Inc. (Adviser)	0.14%	-18.23%	9.27%	12.40%
High and sustainable level of current income by investing primarily in below-investment-grade corporate securities offering attractive yields	Vanguard VIF High Yield Bond Portfolio The Vanguard Group, Inc. (Adviser)	0.25%	-9.23%	2.27%	3.64%
Long-term capital appreciation through broadly diversified exposure to the major equity markets outside the United States	Vanguard VIF International Portfolio The Vanguard Group, Inc. (Adviser)	0.41%	-30.12%	4.45%	7.58%

Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks to track the investment performance of the CRSP US Mid Cap Index, an unmanaged benchmark representing medium-size U.S. firms	Vanguard VIF Mid-Cap Index Portfolio The Vanguard Group, Inc. (Adviser)	0.17%	-18.82%	7.18%	10.95%
Seeks to track the investment performance of the MSCI US REIT Index, which covers approximately two-thirds of the U.S. real estate investment trust (REIT) market	Vanguard VIF Real Estate Index Portfolio The Vanguard Group, Inc. (Adviser)	0..26%	-26.30%	3.69%	6.36%
Long-term capital appreciation by investing in a broad universe of small-company growth stocks	Vanguard VIF Small Company Growth Portfolio(2) The Vanguard Group, Inc. (Adviser)	0.29%	-25.35%	4.53%	10.06%
Seeks to track the investment performance of the Bloomberg Barclays U.S. Aggregate Float Adjusted Bond Index, an unmanaged benchmark representing the broad U.S. bond market	Vanguard VIF Total Bond Market Index Portfolio The Vanguard Group, Inc. (Adviser)	0.14%	-13.21%	-0.10%	0.92%
Seeks to track the investment performance of the Standard and Poor’s Total Market Index, an unmanaged benchmark representing the overall U.S. equity market	Vanguard VIF Total Stock Market Index Portfolio The Vanguard Group, Inc. (Adviser)	0.11%	-19.59%	8.55%	11.92%

(1)	The Fund operates as a fund of funds.
(2)	The Vanguard Group, Inc. has requested that the Company no longer make the Vanguard VIF Small Company Growth Portfolio available for new investments. Existing contract owners with allocation to the Vanguard VIF Small Company Growth Portfolio can continue to invest in the portfolio.
(3)	These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. The temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.
(4)	Effective May 1, 2022, these Funds are no longer available for new investments. Existing contract owners with allocation to these Funds can continue to invest in the portfolios.
(5)	Current expenses as of February 28, 2023.

Variable Subaccount Risk [Member]
Prospectus:
Risk [Text Block]

Variable Subaccount Risk. Your investment results in any one of the Variable Subaccounts will depend on the investment performance of the underlying Funds. The Variable Subaccounts are not part of the Risk Control Accounts and are not protected from losses. You could lose all of your principal and prior earnings when investing in the Variable Subaccounts, and such losses could be significant.

Index Rate of Return Risk [Member]
Prospectus:
Risk [Text Block]

Index Rate of Return Risk. If you are invested in a Risk Control Account and the relevant Index declines, it may or may not reduce your Risk Control Account Value. This depends on the Risk Control Account to which you allocated your Risk Control Account Value. Nevertheless, you always assume the investment risk that no index interest will be credited and therefore the Index rate of return will not increase your Risk Control Account Value. You also bear the risk that sustained declines in the relevant Index may cause the Index rate of return to not increase your Risk Control Account Value for a prolonged period. If your Risk Control Account Value is allocated to the Growth Account, you also assume the risk of a negative Index rate of return (crediting negative index interest), which means your Risk Control Account Value allocated to the Growth Account will decline. In addition, you assume the risk that the Index Rate Cap can be reduced to as little as 1%. Please note that in an increasing interest rate environment, the Market Value Adjustment could reduce the amount received to less than the protection provided by the Index Rate Floor. Performance of the relevant Index does not reflect dividends paid on the stocks comprising the Index, and therefore calculation of Index performance under the Contract does not reflect the full Investment performance of the underlying securities. Ownership of a Contract does not provide ownership rights of the securities that are constituents of the Index.

If the performance of the reference Index is greater than the applicable Index Rate cap, the Index interest that you receive will be lower than the return you would have received on an investment in a mutual fund or exchange traded fund designed to track the performance of the selected reference Index. Because the Index interest is calculated at a certain point-in-time, an Owner may experience negative or flat performance even though a reference Index experienced gains through some or most of the Risk Control Account Year.

Liquidity Risk [Member]
Prospectus:
Risk [Text Block]

Liquidity Risk. We designed your Contract to be a long-term investment that you may use to help save for retirement. Your Contract is not designed to be a short-term investment. While you are permitted to take partial withdrawals from the Contract or fully surrender the Contract during the Accumulation Period by

Authorized Request, such withdrawals may be subject to a Surrender Charge and/or Market Value Adjustment (if applicable). The Market Value Adjustment may be positive or negative. If negative, it could result in the loss of principal and previously credited interest. Withdrawals will also reduce the Return of Purchase Payment Death Benefit, perhaps by significantly more than the amount of the withdrawal.

Withdrawals may also be subject to income tax and, if taken before age 59½, an additional 10% federal additional tax. You should consult your tax adviser before taking a withdrawal. See “Federal Income Tax Matters,” “Fees and Expenses – Surrender Charges”, “Market Value Adjustment”, and “Benefits Available Under the Contract – Return of Purchase Payment Death Benefit” for more information. We may defer payments made under your Contract with respect to a Risk Control Account and/or the fixed Holding Account for up to six months if the insurance regulatory authority of the state in which we issued the Contract approves such deferral. In addition, we may postpone payments made under this Contract with respect to a Variable Subaccount and/or the money market Holding Account as permitted by the SEC.

Loss of Principal Risk [Member]
Prospectus:
Risk [Text Block]

Loss of Principal Risk. Investment in the Variable Subaccount and in the Risk Control-Growth Account could result in a loss of principal and previously credited interest. Although investment losses in the Growth Account are subject to an Index Rate Floor of -10%, losses of as much as -10% in one year and possibly greater than -10% over multiple years could result in a loss of previously credited interest and a loss of principal. Withdrawals and surrenders could also result in a loss of previously credited interest or principal even if performance has been positive because of Surrender Charges and/or the MVA.

Market Risk [Member]
Prospectus:
Risk [Text Block]

Market Risk. The historical performance of an Index relating to a Risk Control Account or a Fund underlying a Variable Subaccount should not be taken as an indication of the future performance of the Index or the Fund. The performance of an Index or a Fund will be influenced by complex and interrelated economic, financial, regulatory, geographic, judicial, political and other factors that can affect the capital markets generally, and by various circumstances that can influence the performance of securities in a particular market segment.

The Russian/Ukraine conflict and the resulting responses by the United States and other governments could create economic disruption that results in increased market volatility and present economic uncertainty. The duration of these events and their future impact on the financial markets and global economy, are difficult to determine. Any such impact could adversely affect the performance of the securities that comprise the reference Indices and may lead to losses on your investment in the Allocation Options.

Change of Index Risk [Member]
Prospectus:
Risk [Text Block]

Change of Index Risk. An Index which is associated with a Risk Control Account may be discontinued or may be materially changed. If an Index is eliminated or materially changed the Company may substitute a suitable Index that will be used for the remainder of the Risk Control Account Period. If we substitute an Index, the performance of the new Index may differ from the original Index. This, in turn, may affect the interest credited to the Risk Control Account and the interest you earn under the Contract. If a change in an Index is made during a Risk Control Account Year, index interest will be calculated from the Risk Control Account Start Date until the date that the Index ceased to be available and that index interest will be added to or subtracted from the index interest calculated for the substitute Index from the date of substitution until the next Risk Control Account Anniversary.

Risk Control Account Transfer Restriction [Member]
Prospectus:
Risk [Text Block]

Risk Control Account Transfer Restriction. At any time the Index Rate Cap for your Risk Control Account is less than the bailout rate specified on your Contract Data Page, we may, at our discretion, restrict transfers into that Risk Control Account. See “Risk Control Account Option – Bailout Provision” for more details.

Creditor and Solvency Risk [Member]
Prospectus:
Risk [Text Block]

Creditor and Solvency Risk. Our General Account assets support the guarantees under the Contract and are subject to the claims of our creditors. As such, the guarantees under the Contract are subject to our financial strength and claims-paying ability, and therefore, to the risk that we may default on those guarantees. You need to consider our financial strength and claims-paying ability in meeting the guarantees under the Contract. You may obtain information on our financial condition by reviewing our financial statements included in this Prospectus. Additionally, information concerning our business and operations is set forth in the section of this Prospectus entitled “Management’s Discussion and Analysis of Financial Condition and Results of Operations.”

We are exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as the coronavirus COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third-party administrators to perform their job responsibilities. Even if our workforce and employees of our service providers and third-party administrators were able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing Contracts and processing of other Contract-related transactions, including orders from Owners. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our ability to receive, pickup and process mail, our processing of Contract-related transactions, impact our ability to calculate Contract Value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we or our service providers will avoid losses affecting your Contract due to a natural disaster or catastrophe.

Business Disruption and Cyber Security Risks [Member]
Prospectus:
Risk [Text Block]

Business Disruption and Cyber-Security Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable and index-linked product business activities. Because our variable and index-linked product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Owner information. Such systems failures and cyber-attacks affecting us, CBSI, the Funds and intermediaries may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders with the Funds, impact our ability to calculate Contract Value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or CBSI, the Funds and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber-security risks may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your Contract to lose value. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). There can be no assurance that we, CBSI, the Funds or intermediaries will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

Regulatory Protections [Member]
Prospectus:
Risk [Text Block]

Regulatory Protections. You should be aware of various regulatory protections that do and do not apply to the Contract. Your Contract is registered with the SEC as a security under the Securities Act of 1933. The issuance and sale of your Contract must be conducted in accordance with the requirements of the Securities Act of 1933. In addition, the offer and sale of the Contract is subject to the provisions of the Securities Exchange Act of 1934.

The Company is not an investment company and therefore we are not registered as an investment company under the Investment Company Act of 1940, as amended, and the protections provided by that Act are not applicable to the guarantees we provide. The MEMBERS Horizon Variable Separate Account, a Separate Account of the Company, is registered as an investment company. Any allocations you make to the Risk Control Accounts are not part of the MEMBERS Horizon Variable Separate Account. The Company is not an investment adviser and is not subject to the Investment Advisers Act of 1940, and does not provide investment advice to you in connection with the Contract.

The Contract is filed with and approved by each state in which the Contract is offered. State insurance laws provide a variety of regulatory protections.

THE GENERAL ACCOUNT

The Company is responsible for all guarantees provided under the Contract, including our obligations under the fixed Holding Account and the Risk Control Account options, the Return of Purchase Payments Death Benefit, and the Income Payout Options. Our General Account assets support these guarantees. The assets of our General Account are subject to our general liabilities from business operations and the claims of our creditors. Accordingly, any obligations, guarantees or

Invesco V.I. Global Real Estate Fund (Series I)"
Prospectus:
Portfolio Company Objective [Text Block]	Total return through growth of capital and current income	[6]
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.	[6]
Portfolio Company Subadviser [Text Block]	Invesco Asset Management Ltd.	[6]
Current Expenses [Percent]	1.02%	[6]
Average Annual Total Returns, 1 Year [Percent]	(24.94%)	[6]
Average Annual Total Returns, 5 Years [Percent]	(0.91%)	[6]
Average Annual Total Returns, 10 Years [Percent]	2.48%	[6]
Invesco V.I. Small Cap Equity Fund (Series I)
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	(20.51%)
Average Annual Total Returns, 5 Years [Percent]	5.54%
Average Annual Total Returns, 10 Years [Percent]	8.33%
Invesco Oppenheimer V.I. International Growth Fund (Series I)
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	(27.13%)
Average Annual Total Returns, 5 Years [Percent]	0.23%
Average Annual Total Returns, 10 Years [Percent]	4.21%
American Funds IS Asset Allocation Fund (Class 1)
Prospectus:
Portfolio Company Objective [Text Block]	High total return (including income and capital gains) consistent with preservation of capital over the long-term
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	(13.19%)
Average Annual Total Returns, 5 Years [Percent]	5.59%
Average Annual Total Returns, 10 Years [Percent]	8.37%
American Funds IS The Bond Fund of America (Class 1)
Prospectus:
Portfolio Company Objective [Text Block]	Provide as high a level of current income as is consistent with the preservation of capital
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	(12.26%)
Average Annual Total Returns, 5 Years [Percent]	1.02%
Average Annual Total Returns, 10 Years [Percent]	1.62%
American Funds IS Growth Fund (Class 1)
Prospectus:
Portfolio Company Objective [Text Block]	Growth of capital
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	(29.75%)
Average Annual Total Returns, 5 Years [Percent]	11.42%
Average Annual Total Returns, 10 Years [Percent]	13.93%
American Funds IS American High-Income Trust (Class 1)
Prospectus:
Portfolio Company Objective [Text Block]	High level of current income; capital appreciation is the secondary objective
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	(9.01%)
Average Annual Total Returns, 5 Years [Percent]	3.40%
Average Annual Total Returns, 10 Years [Percent]	4.12%
American Funds IS International Fund (Class 1)
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	(20.57%)
Average Annual Total Returns, 5 Years [Percent]	(0.78%)
Average Annual Total Returns, 10 Years [Percent]	4.18%
BlackRock Global Allocation V.I. Fund (Class I)
Prospectus:
Portfolio Company Objective [Text Block]	High total investment return
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(15.86%)
Average Annual Total Returns, 5 Years [Percent]	3.50%
Average Annual Total Returns, 10 Years [Percent]	5.06%
Columbia VP Emerging Markets Bond Fund (Class 1)
Prospectus:
Portfolio Company Objective [Text Block]	High total return through current income and, secondarily, through capital appreciation
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(16.03%)
Average Annual Total Returns, 5 Years [Percent]	(1.63%)
Average Annual Total Returns, 10 Years [Percent]	0.67%
DFA VA International Small Portfolio
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	(17.64%)
Average Annual Total Returns, 5 Years [Percent]	0.52%
Average Annual Total Returns, 10 Years [Percent]	6.02%
DFA VA International Value Portfolio
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	(3.46%)
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	4.49%
DFA VA U.S. Large Value Portfolio
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	(4.88%)
Average Annual Total Returns, 5 Years [Percent]	5.67%
Average Annual Total Returns, 10 Years [Percent]	10.71%
DFA VA U.S. Targeted Value Portfolio
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	(4.21%)
Average Annual Total Returns, 5 Years [Percent]	7.48%
Average Annual Total Returns, 10 Years [Percent]	11.05%
Templeton Foreign VIP Fund (Class 1)
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth
Portfolio Company Adviser [Text Block]	Templeton Investment Counsel, LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(7.39%)
Average Annual Total Returns, 5 Years [Percent]	(1.73%)
Average Annual Total Returns, 10 Years [Percent]	1.72%
Templeton Global Bond VIP Fund (Class 1)
Prospectus:
Portfolio Company Objective [Text Block]	High current income, consistent with preservation of capital; capital appreciation is a secondary objective	[6]
Portfolio Company Adviser [Text Block]	Franklin Advisors, Inc.	[6]
Current Expenses [Percent]	0.54%	[6]
Average Annual Total Returns, 1 Year [Percent]	(4.85%)	[6]
Average Annual Total Returns, 5 Years [Percent]	(2.08%)	[6]
Average Annual Total Returns, 10 Years [Percent]	(0.54%)	[6]
Goldman Sachs VIT Core Fixed Income Trust (Institutional)
Prospectus:
Portfolio Company Objective [Text Block]	Seeks a total return consisting of capital appreciation and income
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	(14.02%)
Average Annual Total Returns, 5 Years [Percent]	0.06%
Goldman Sachs VIT Government Money Market (Institutional)
Prospectus:
Portfolio Company Objective [Text Block]	Maximize current income to extent consistent with preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.21%
Average Annual Total Returns, 1 Year [Percent]	1.58%
Average Annual Total Returns, 5 Years [Percent]	1.17%
Lazard Retirement Emerging Markets Equity Portfolio (Investor)
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	(14.96%)
Average Annual Total Returns, 5 Years [Percent]	(2.95%)
Average Annual Total Returns, 10 Years [Percent]	0.13%
MFS Total Return Bond Series (Initial Class)
Prospectus:
Portfolio Company Objective [Text Block]	Total return with emphasis on current income, but also considering capital appreciation
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	(13.93%)
Average Annual Total Returns, 5 Years [Percent]	0.19%
Average Annual Total Returns, 10 Years [Percent]	1.39%
MFS Utilities Series (Initial Class)
Prospectus:
Portfolio Company Objective [Text Block]	Total return
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	0.76%
Average Annual Total Returns, 5 Years [Percent]	9.00%
Average Annual Total Returns, 10 Years [Percent]	8.63%
MFS Value Series (Initial Class)
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(5.91%)
Average Annual Total Returns, 5 Years [Percent]	7.35%
Average Annual Total Returns, 10 Years [Percent]	11.05%
MFS Blended Research Small Cap Equity Portfolio (Initial Class)
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(18.37%)
Average Annual Total Returns, 5 Years [Percent]	5.41%
Average Annual Total Returns, 10 Years [Percent]	10.49%
Morgan Stanley Variable Insurance Fund, Inc. Global Infrastructure Portfolio (Class I)
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation and current income
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	1.41%
Average Annual Total Returns, 1 Year [Percent]	(8.02%)
Average Annual Total Returns, 5 Years [Percent]	4.20%
Average Annual Total Returns, 10 Years [Percent]	6.52%
Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio (Class I)
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(60.07%)
Average Annual Total Returns, 5 Years [Percent]	4.25%
Average Annual Total Returns, 10 Years [Percent]	11.85%
TOPS Aggressive Growth ETF Portfolio (Class 1)
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation	[7]
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.	[7]
Current Expenses [Percent]	0.29%	[7]
Average Annual Total Returns, 1 Year [Percent]	(15.74%)	[7]
Average Annual Total Returns, 5 Years [Percent]	5.12%	[7]
Average Annual Total Returns, 10 Years [Percent]	8.22%	[7]
TOPS Balanced ETF Portfolio (Class 1)
Prospectus:
Portfolio Company Objective [Text Block]	Income and capital appreciation	[7]
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.	[7]
Current Expenses [Percent]	0.30%	[7]
Average Annual Total Returns, 1 Year [Percent]	(10.99%)	[7]
Average Annual Total Returns, 5 Years [Percent]	3.18%	[7]
Average Annual Total Returns, 10 Years [Percent]	4.60%	[7]
TOPS Conservative ETF Portfolio (Class 1)
Prospectus:
Portfolio Company Objective [Text Block]	Preserve capital and provide moderate income and moderate capital appreciation	[7]
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.	[7]
Current Expenses [Percent]	0.30%	[7]
Average Annual Total Returns, 1 Year [Percent]	(8.60%)	[7]
Average Annual Total Returns, 5 Years [Percent]	2.71%	[7]
Average Annual Total Returns, 10 Years [Percent]	3.19%	[7]
TOPS Growth ETF Portfolio (Class 1)
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation	[7]
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.	[7]
Current Expenses [Percent]	0.30%	[7]
Average Annual Total Returns, 1 Year [Percent]	(14.55%)	[7]
Average Annual Total Returns, 5 Years [Percent]	4.57%	[7]
Average Annual Total Returns, 10 Years [Percent]	7.06%	[7]
TOPS Moderate Growth ETF Portfolio (Class 1)
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation	[7]
Portfolio Company Adviser [Text Block]	ValMark Advisers, Inc.	[7]
Current Expenses [Percent]	0.30%	[7]
Average Annual Total Returns, 1 Year [Percent]	(12.66%)	[7]
Average Annual Total Returns, 5 Years [Percent]	4.03%	[7]
Average Annual Total Returns, 10 Years [Percent]	5.81%	[7]
PIMCO Commodity Real Return Strategy Portfolio (Institutional Class)
Prospectus:
Portfolio Company Objective [Text Block]	Maximum real return, consistent with prudent investment management
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.35%
Average Annual Total Returns, 1 Year [Percent]	8.79%
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	(1.42%)
PIMCO VIT All Asset Portfolio (Institutional Class)
Prospectus:
Portfolio Company Objective [Text Block]	Maximum real return, consistent with preservation of real capital and prudent investment management
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.495%
Average Annual Total Returns, 1 Year [Percent]	(11.66%)
Average Annual Total Returns, 5 Years [Percent]	3.37%
Average Annual Total Returns, 10 Years [Percent]	3.41%
PIMCO VIT Real Return Portfolio (Institutional Class)
Prospectus:
Portfolio Company Objective [Text Block]	Maximum real return, consistent with preservation of real capital and prudent investment management
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(11.77%)
Average Annual Total Returns, 5 Years [Percent]	2.11%
Average Annual Total Returns, 10 Years [Percent]	1.05%
Putnam VT High Yield Fund (IA)
Prospectus:
Portfolio Company Objective [Text Block]	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	(11.37%)
Average Annual Total Returns, 5 Years [Percent]	1.67%
Average Annual Total Returns, 10 Years [Percent]	3.48%
T. Rowe Price Blue Chip Growth Portfolio (Class I)
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth; income is a secondary objective
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(38.51%)
Average Annual Total Returns, 5 Years [Percent]	5.38%
Average Annual Total Returns, 10 Years [Percent]	11.94%
Vanguard VIF Capital Growth Portfolio
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation, using a fundamental approach to invest in growth-oriented companies at attractive valuation level
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	(15.48%)
Average Annual Total Returns, 5 Years [Percent]	8.57%
Average Annual Total Returns, 10 Years [Percent]	13.75%
Vanguard VIF Diversified Value Portfolio
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation and income growth, with reasonable current income
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	(11.49%)
Average Annual Total Returns, 5 Years [Percent]	8.08%
Average Annual Total Returns, 10 Years [Percent]	10.08%
Vanguard VIF Equity Index Portfolio
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to track the investment performance of the Standard & Poor’s 500 Index, an unmanaged benchmark representing U.S. large-capitalization stocks
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	(18.23%)
Average Annual Total Returns, 5 Years [Percent]	9.27%
Average Annual Total Returns, 10 Years [Percent]	12.40%
Vanguard VIF High Yield Bond Portfolio
Prospectus:
Portfolio Company Objective [Text Block]	High and sustainable level of current income by investing primarily in below-investment-grade corporate securities offering attractive yields
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	(9.23%)
Average Annual Total Returns, 5 Years [Percent]	2.27%
Average Annual Total Returns, 10 Years [Percent]	3.64%
Vanguard VIF International Portfolio
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation through broadly diversified exposure to the major equity markets outside the United States
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	(30.12%)
Average Annual Total Returns, 5 Years [Percent]	4.45%
Average Annual Total Returns, 10 Years [Percent]	7.58%
Vanguard VIF Mid-Cap Index Portfolio
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to track the investment performance of the CRSP US Mid Cap Index, an unmanaged benchmark representing medium-size U.S. firms
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	(18.82%)
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	10.95%
Vanguard VIF Real Estate Index Portfolio
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to track the investment performance of the MSCI US REIT Index, which covers approximately two-thirds of the U.S. real estate investment trust (REIT) market
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	(26.30%)
Average Annual Total Returns, 5 Years [Percent]	3.69%
Average Annual Total Returns, 10 Years [Percent]	6.36%
Vanguard VIF Small Company Growth Portfolio
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation by investing in a broad universe of small-company growth stocks	[8]
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.	[8]
Current Expenses [Percent]	0.29%	[8]
Average Annual Total Returns, 1 Year [Percent]	(25.35%)	[8]
Average Annual Total Returns, 5 Years [Percent]	4.53%	[8]
Average Annual Total Returns, 10 Years [Percent]	10.06%	[8]
Vanguard VIF Total Bond Market Index Portfolio
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to track the investment performance of the Bloomberg Barclays U.S. Aggregate Float Adjusted Bond Index, an unmanaged benchmark representing the broad U.S. bond market
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	(13.21%)
Average Annual Total Returns, 5 Years [Percent]	(0.10%)
Average Annual Total Returns, 10 Years [Percent]	0.92%
Vanguard VIF Total Stock Market Index Portfolio
Prospectus:
Portfolio Company Objective [Text Block]	Seeks to track the investment performance of the Standard and Poor’s Total Market Index, an unmanaged benchmark representing the overall U.S. equity market
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	(19.59%)
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	11.92%
Return of Purchase Payment Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Return of Purchase Payment Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit equal to the greater of (i) the Contract Value or (ii) the total Purchase Payments adjusted for withdrawals if the Owner dies during the Accumulation Period.
Brief Restrictions / Limitations [Text Block]	Withdrawals may reduce the death benefit by more than the amount of the withdrawal.
Name of Benefit [Text Block]	Return of Purchase Payment Death Benefit
Benefit Standard or Optional [Text Block]	Standard
Express Portfolios [Member]
Prospectus:
Name of Benefit [Text Block]	Express Portfolios
Purpose of Benefit [Text Block]	Provides model asset allocation portfolios to assist you in selecting investment options under the Contract. The Express Portfolio utilize the Risk Control Accounts and Variable Subaccounts to accommodate various risk tolerances.
Brief Restrictions / Limitations [Text Block]	Only available at the time of purchase.
Name of Benefit [Text Block]	Express Portfolios
Benefit Standard or Optional [Text Block]	Optional
Automatic Rebalance Program [Member]
Prospectus:
Name of Benefit [Text Block]	Automatic Rebalance Program
Purpose of Benefit [Text Block]	Returns your Contract Values to the Allocation Levels on file with us through a rebalancing schedule.
Brief Restrictions / Limitations [Text Block]	There is a set schedule of when rebalancing occurs at various levels of the Contract.
Name of Benefit [Text Block]	Automatic Rebalance Program
Benefit Standard or Optional [Text Block]	Standard
Systematic Withdrawals [Member]
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawals
Purpose of Benefit [Text Block]	Provide payments on a schedule as set up by you.
Brief Restrictions / Limitations [Text Block]	Withdrawals may be subject to a Market Value Adjustment or Surrender Charge.
Name of Benefit [Text Block]	Systematic Withdrawals
Benefit Standard or Optional [Text Block]	Optional

[1]	If you surrender your Contract or make a partial withdrawal during the Accumulation Period, we may assess a Surrender Charge on Purchase Payments withdrawn during the six years following Purchase Payment allocation. We do not assess a surrender charge on the Annual Free Withdrawal Amount, withdrawals under the Nursing Home or Hospital/Terminal Illness waiver, required minimum distributions under the Internal Revenue Code that are withdrawn under a systematic withdrawal program and Risk Control Account Value withdrawn on a Risk Control Account Maturity Date. No Surrender Charge is assessed on death or when values are applied on an Income Payout Option. For information about the Surrender Charge, see “Fees and Expenses – Surrender Charge.”
[2]	The Market Value Adjustment may be positive or negative, increasing or decreasing the amount you receive from a partial withdrawal or your Surrender Value. If negative, the Market Value Adjustment could result in the loss of principal and previously credited interest.
[3]	Currently no fee is charged for transfers between the Risk Control Accounts and/or Variable Subaccounts. However, we reserve the right to impose a transfer fee of $25 per transfer after the first twelve transfers in a Contract Year.
[4]	The Contract Fee is assessed against the Contract Value held in the Variable Subaccounts and Risk Control Accounts. We do not assess a Contract Fee against Contract Value held in the Holding Account. For information about the Contract Fee, see “Fees and Expenses – Contract Fee.”
[5]	The annual fund expenses after expense reimbursements or fee waivers shows the minimum and maximum fees and expenses as of December 31, 2022, charged by the Funds after contractual reductions or expense reimbursements are considered. These contractual reductions or expense reimbursements are intended to reduce the overall expense of the Investment Options and will continue for at least one year from the date of this prospectus.
[6]	Effective May 1, 2022, these Funds are no longer available for new investments. Existing contract owners with allocation to these Funds can continue to invest in the portfolios.
[7]	The Fund operates as a fund of funds.
[8]	The Vanguard Group, Inc. has requested that the Company no longer make the Vanguard VIF Small Company Growth Portfolio available for new investments. Existing contract owners with allocation to the Vanguard VIF Small Company Growth Portfolio can continue to invest in the portfolio.